Schedule of Investments (unaudited) June 30, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Boeing Co. (The)	442,224	$81,059,659
General Dynamics Corp.	342,202	51,145,511
Howmet Aerospace Inc.	274,447	4,349,985
Huntington Ingalls Industries Inc.	23,777	4,148,849
Raytheon Technologies Corp.	1,019,419	62,816,599
Textron Inc.	334,620	11,012,344

		214,532,947

Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	198,323	15,679,416
Expeditors International of Washington Inc.	116,511	8,859,497
FedEx Corp.	354,332	49,684,433
United Parcel Service Inc., Class B	571,054	63,489,784

		137,713,130

Airlines — 0.5%
Alaska Air Group Inc.	180,663	6,550,840
American Airlines Group Inc.(a)	733,807	9,590,857
Delta Air Lines Inc.	837,777	23,499,645
Southwest Airlines Co.	791,555	27,055,350
United Airlines Holdings Inc.(b)	372,914	12,906,554

		79,603,246

Auto Components — 0.3%
Aptiv PLC	394,897	30,770,374
BorgWarner Inc.	307,538	10,856,092

		41,626,466

Automobiles — 0.5%
Ford Motor Co.	5,764,916	35,050,689
General Motors Co.	1,858,597	47,022,504

		82,073,193

Banks — 7.5%
Bank of America Corp.	11,503,774	273,214,633
Citigroup Inc.	3,067,173	156,732,540
Citizens Financial Group Inc.	629,613	15,891,432
Comerica Inc.	205,193	7,817,853
Fifth Third Bancorp.	1,050,667	20,256,860
First Republic Bank/CA	129,066	13,679,705
Huntington Bancshares Inc./OH	1,496,812	13,523,696
JPMorgan Chase & Co.	2,334,407	219,574,323
KeyCorp	1,430,901	17,428,374
M&T Bank Corp.	188,840	19,633,695
People’s United Financial Inc.	626,713	7,251,069
PNC Financial Services Group Inc. (The)	625,670	65,826,741
Regions Financial Corp.	1,400,088	15,568,979
SVB Financial Group(b)	27,255	5,874,270
Truist Financial Corp.	1,984,648	74,523,532
U.S. Bancorp.	2,021,584	74,434,723
Wells Fargo & Co.	5,496,962	140,722,227
Zions Bancorp. N.A.	240,377	8,172,818

		1,150,127,470

Beverages — 2.3%
Coca-Cola Co. (The)	3,416,989	152,671,069
Constellation Brands Inc., Class A	247,876	43,365,906
Molson Coors Beverage Co., Class B	279,572	9,606,094
Monster Beverage Corp.(b)	181,151	12,557,387
PepsiCo Inc.	1,063,003	140,592,777

		358,793,233

Biotechnology — 3.0%
AbbVie Inc.	1,220,353	119,814,258

Security	Shares	Value

Biotechnology (continued)
Alexion Pharmaceuticals Inc.(b)	137,461	$15,428,623
Amgen Inc.	355,297	83,800,350
Biogen Inc.(b)	240,641	64,383,500
Gilead Sciences Inc.	1,847,547	142,150,266
Regeneron Pharmaceuticals Inc.(a)(b)	49,128	30,638,677

		456,215,674

Building Products — 0.5%
AO Smith Corp.	197,728	9,316,943
Carrier Global Corp.	564,757	12,548,901
Johnson Controls International PLC	1,097,811	37,479,268
Trane Technologies PLC	133,275	11,858,809

		71,203,921

Capital Markets — 3.3%
Ameriprise Financial Inc.	62,845	9,429,264
Bank of New York Mellon Corp. (The)	1,187,801	45,908,509
BlackRock Inc.(c)	111,277	60,544,703
Charles Schwab Corp. (The)	456,571	15,404,705
CME Group Inc.	259,317	42,149,385
E*TRADE Financial Corp.	325,171	16,170,754
Franklin Resources Inc.	409,009	8,576,919
Goldman Sachs Group Inc. (The)	455,989	90,112,546
Intercontinental Exchange Inc.	362,870	33,238,892
Invesco Ltd.	559,704	6,022,415
Morgan Stanley	1,764,124	85,207,189
Nasdaq Inc.	89,471	10,689,100
Northern Trust Corp.	307,050	24,361,347
Raymond James Financial Inc.	178,819	12,308,112
State Street Corp.	519,423	33,009,332
T Rowe Price Group Inc.	86,895	10,731,532

		503,864,704

Chemicals — 1.8%
Albemarle Corp.	157,875	12,189,529
CF Industries Holdings Inc.	313,648	8,826,055
Corteva Inc.(b)	1,104,471	29,588,778
DuPont de Nemours Inc.	1,081,959	57,484,482
Eastman Chemical Co.	199,596	13,899,866
Ecolab Inc.	178,833	35,578,825
International Flavors & Fragrances Inc.	157,690	19,310,717
Linde PLC	224,775	47,677,025
LyondellBasell Industries NV, Class A	378,445	24,871,405
Mosaic Co. (The)	511,819	6,402,856
PPG Industries Inc.	171,180	18,155,351

		273,984,889

Commercial Services & Supplies — 0.3%
Republic Services Inc.	166,850	13,690,043
Rollins Inc.(a)	109,519	4,642,510
Waste Management Inc.	240,047	25,423,378

		43,755,931

Communications Equipment — 2.0%
Cisco Systems Inc.	6,248,184	291,415,302
F5 Networks Inc.(b)	90,255	12,588,767
Juniper Networks Inc.	483,948	11,063,051

		315,067,120

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	192,004	16,281,939
Quanta Services Inc.	110,702	4,342,840

		20,624,779

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance — 0.6%
American Express Co.	389,164	$37,048,413
Capital One Financial Corp.	671,233	42,012,473
Discover Financial Services	171,028	8,566,793

		87,627,679

Containers & Packaging — 0.6%
Amcor PLC(b)	2,323,592	23,723,875
Avery Dennison Corp.	35,403	4,039,128
Ball Corp.(a)	139,178	9,671,479
International Paper Co.	580,068	20,424,194
Packaging Corp. of America	139,216	13,893,757
Sealed Air Corp.	231,580	7,607,403
Westrock Co.	383,627	10,841,299

		90,201,135

Distributors — 0.1%
Genuine Parts Co.	212,770	18,502,479
LKQ Corp.(a)(b)	209,904	5,499,485

		24,001,964

Diversified Consumer Services — 0.0%
H&R Block Inc.	276,756	3,952,076

Diversified Financial Services — 3.3%
Berkshire Hathaway Inc., Class B(b)	2,864,180	511,284,772

Diversified Telecommunication Services — 4.3%
AT&T Inc.	10,497,421	317,337,037
CenturyLink Inc.	1,457,767	14,621,403
Verizon Communications Inc.	6,096,601	336,105,613

		668,064,053

Electric Utilities — 4.0%
Alliant Energy Corp.	367,170	17,565,413
American Electric Power Co. Inc.	729,537	58,100,327
Duke Energy Corp.	1,082,653	86,493,148
Edison International	557,793	30,293,738
Entergy Corp.	295,408	27,712,225
Evergy Inc.	333,825	19,792,484
Eversource Energy	496,540	41,346,886
Exelon Corp.	1,438,073	52,187,669
FirstEnergy Corp.	798,249	30,956,096
NextEra Energy Inc.	338,878	81,388,329
Pinnacle West Capital Corp.	166,677	12,215,757
PPL Corp.	1,134,577	29,317,470
Southern Co. (The)	1,557,498	80,756,271
Xcel Energy Inc.	774,048	48,378,000

		616,503,813

Electrical Equipment — 0.6%
Eaton Corp. PLC	590,327	51,641,806
Emerson Electric Co.	405,613	25,160,174
Rockwell Automation Inc.	73,502	15,655,926

		92,457,906

Electronic Equipment, Instruments & Components — 0.3%
Corning Inc.	592,302	15,340,622
FLIR Systems Inc.	98,531	3,997,403
IPG Photonics Corp.(a)(b)	26,045	4,177,357
TE Connectivity Ltd.	243,003	19,816,895

		43,332,277

Energy Equipment & Services — 0.5%
Baker Hughes Co.	966,732	14,878,006
Halliburton Co.	1,297,629	16,843,224
National Oilwell Varco Inc.	389,642	4,773,115

Security	Shares	Value

Energy Equipment & Services (continued)
Schlumberger Ltd.	2,048,190	$37,666,214
TechnipFMC PLC	614,542	4,203,467

		78,364,026

Entertainment — 1.5%
Activision Blizzard Inc.	1,134,433	86,103,465
Electronic Arts Inc.(b)	199,710	26,371,705
Live Nation Entertainment Inc.(a)(b)	68,622	3,042,013
Walt Disney Co. (The)	1,037,874	115,733,330

		231,250,513

Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities Inc.	85,369	13,851,120
Apartment Investment & Management Co., Class A	218,858	8,237,815
AvalonBay Communities Inc.	207,698	32,118,419
Boston Properties Inc.	119,513	10,801,585
Crown Castle International Corp.	258,015	43,178,810
Digital Realty Trust Inc.	394,915	56,121,371
Duke Realty Corp.	222,221	7,864,401
Equity Residential	516,244	30,365,472
Essex Property Trust Inc.	47,850	10,965,785
Extra Space Storage Inc.	79,437	7,337,596
Federal Realty Investment Trust	59,654	5,083,117
Healthpeak Properties Inc.	421,046	11,604,028
Host Hotels & Resorts Inc.	1,040,401	11,225,927
Iron Mountain Inc.	426,475	11,130,997
Kimco Realty Corp.	638,339	8,196,273
Mid-America Apartment Communities Inc.	92,215	10,574,294
Prologis Inc.	468,171	43,694,399
Public Storage	124,234	23,839,262
Realty Income Corp.	278,756	16,585,982
Regency Centers Corp.	250,348	11,488,470
Simon Property Group Inc.	270,255	18,480,037
SL Green Realty Corp.	112,954	5,567,503
UDR Inc.	231,796	8,664,534
Ventas Inc.	550,597	20,162,862
Vornado Realty Trust	232,237	8,873,776
Welltower Inc.	616,137	31,885,090
Weyerhaeuser Co.	1,098,951	24,682,439

		492,581,364

Food & Staples Retailing — 2.8%
Costco Wholesale Corp.	266,657	80,853,069
Kroger Co. (The)	1,160,284	39,275,613
Sysco Corp.	411,087	22,470,015
Walgreens Boots Alliance Inc.	1,087,486	46,098,532
Walmart Inc.	2,086,191	249,883,958

		438,581,187

Food Products — 2.4%
Archer-Daniels-Midland Co.	819,818	32,710,738
Campbell Soup Co.	138,819	6,889,587
Conagra Brands Inc.	718,846	25,281,814
General Mills Inc.	894,563	55,149,809
Hershey Co. (The)	70,613	9,152,857
Hormel Foods Corp.(a)	413,609	19,964,906
JM Smucker Co. (The)	168,346	17,812,690
Kellogg Co.	369,180	24,388,031
Kraft Heinz Co. (The)	919,644	29,327,447
Lamb Weston Holdings Inc.	96,305	6,156,779
McCormick & Co. Inc./MD, NVS	89,722	16,097,024
Mondelez International Inc., Class A	2,102,695	107,510,795

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Tyson Foods Inc., Class A	225,715	$13,477,443

		363,919,920

Gas Utilities — 0.1%
Atmos Energy Corp.	180,509	17,975,086

Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	1,094,123	100,035,666
ABIOMED Inc.(a)(b)	28,732	6,940,502
Baxter International Inc.	413,088	35,566,877
Becton Dickinson and Co.	434,449	103,950,612
Boston Scientific Corp.(a)(b)	864,505	30,352,770
Cooper Companies Inc. (The)(a)	30,801	8,736,396
Danaher Corp.	333,439	58,962,018
Dentsply Sirona Inc.	150,926	6,649,800
Hologic Inc.(b)	174,304	9,935,328
Medtronic PLC	1,975,837	181,184,253
Steris PLC	58,190	8,928,674
Stryker Corp.	161,751	29,145,913
Varian Medical Systems Inc.(b)	59,103	7,241,299
Zimmer Biomet Holdings Inc.	304,804	36,381,405

		624,011,513

Health Care Providers & Services — 6.9%
AmerisourceBergen Corp.	218,585	22,026,810
Anthem Inc.	371,448	97,683,395
Cardinal Health Inc.	431,254	22,507,146
Centene Corp.(a)(b)	852,536	54,178,663
Cigna Corp.(a)(b)	543,462	101,980,644
CVS Health Corp.	1,925,766	125,117,017
DaVita Inc.(b)	125,836	9,958,661
HCA Healthcare Inc.	387,418	37,602,791
Henry Schein Inc.(b)	210,684	12,301,839
Humana Inc.	194,974	75,601,169
Laboratory Corp. of America Holdings(b)	143,150	23,778,647
McKesson Corp.	238,870	36,647,435
Quest Diagnostics Inc.	197,266	22,480,433
UnitedHealth Group Inc.	1,397,269	412,124,492
Universal Health Services Inc., Class B	114,089	10,597,727

		1,064,586,869

Health Care Technology — 0.1%
Cerner Corp.	166,196	11,392,736

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.(a)	699,195	11,480,782
Darden Restaurants Inc.	102,749	7,785,292
Las Vegas Sands Corp.	213,069	9,703,162
McDonald’s Corp.	613,435	113,160,355
MGM Resorts International(a)	283,880	4,769,184
Norwegian Cruise Line Holdings Ltd.(a)(b)	378,333	6,216,011
Royal Caribbean Cruises Ltd.	254,791	12,815,987

		165,930,773

Household Durables — 0.4%
Leggett & Platt Inc.	65,702	2,309,425
Lennar Corp., Class A	405,286	24,973,724
Mohawk Industries Inc.(a)(b)	87,432	8,897,080
Newell Brands Inc.	558,724	8,872,537
Whirlpool Corp.	91,481	11,849,534

		56,902,300

Household Products — 2.1%
Church & Dwight Co. Inc.	165,911	12,824,920

Security	Shares	Value

Household Products (continued)
Clorox Co. (The)	184,627	$40,501,625
Colgate-Palmolive Co.	695,251	50,934,088
Kimberly-Clark Corp.	255,885	36,169,345
Procter & Gamble Co. (The)	1,531,917	183,171,316

		323,601,294

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	986,371	14,292,516

Industrial Conglomerates — 2.0%
3M Co.	847,450	132,193,725
General Electric Co.	12,886,240	88,013,019
Honeywell International Inc.	558,247	80,716,934

		300,923,678

Insurance — 3.6%
Aflac Inc.	1,058,916	38,152,743
Allstate Corp. (The)	463,048	44,911,026
American International Group Inc.	1,268,981	39,566,828
Aon PLC, Class A	125,743	24,218,102
Arthur J Gallagher & Co.	137,130	13,368,804
Assurant Inc.	87,548	9,042,833
Chubb Ltd.	664,938	84,194,450
Cincinnati Financial Corp.	117,889	7,548,433
Everest Re Group Ltd.	58,582	12,079,608
Globe Life Inc.	144,488	10,725,344
Hartford Financial Services Group Inc. (The)	525,885	20,272,867
Lincoln National Corp.	285,169	10,491,367
Loews Corp.	357,187	12,247,942
Marsh & McLennan Companies Inc.	293,678	31,532,207
MetLife Inc.	1,137,157	41,528,974
Principal Financial Group Inc.	374,256	15,546,594
Progressive Corp. (The)	336,231	26,935,465
Prudential Financial Inc.	582,137	35,452,143
Travelers Companies Inc. (The)	373,146	42,557,301
Unum Group	293,236	4,864,785
Willis Towers Watson PLC	98,795	19,457,675
WR Berkley Corp.	208,378	11,937,976

		556,633,467

Interactive Media & Services — 0.2%
Twitter Inc.(a)(b)	1,157,987	34,496,433

Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	199,917	16,433,177

IT Services — 3.5%
Accenture PLC, Class A	347,112	74,531,889
Akamai Technologies Inc.(a)(b)	67,093	7,184,989
Automatic Data Processing Inc.	240,613	35,824,870
Broadridge Financial Solutions Inc.(a)	50,475	6,369,440
Cognizant Technology Solutions Corp., Class A	797,804	45,331,223
DXC Technology Co.	365,487	6,030,536
Fidelity National Information Services Inc.	910,270	122,058,104
Global Payments Inc.	224,447	38,070,700
International Business Machines Corp.	1,308,152	157,985,517
Jack Henry & Associates Inc.(a)	54,537	10,036,444
Leidos Holdings Inc.	97,927	9,172,822
Paychex Inc.	155,948	11,813,061
VeriSign Inc.(b)	70,274	14,534,772

		538,944,367

Leisure Products — 0.1%
Hasbro Inc.	188,054	14,094,647

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 0.6%
Agilent Technologies Inc.	195,480	$17,274,568
Bio-Rad Laboratories Inc., Class A(b)	8,836	3,989,366
Illumina Inc.(b)	86,775	32,137,121
IQVIA Holdings Inc.(b)	80,903	11,478,518
Mettler-Toledo International Inc.(b)	13,048	10,510,816
PerkinElmer Inc.	70,109	6,876,992
Waters Corp.(a)(b)	34,721	6,263,668

		88,531,049

Machinery — 1.8%
Caterpillar Inc.	327,093	41,377,264
Cummins Inc.	80,256	13,905,155
Deere & Co.	188,985	29,698,993
Dover Corp.	85,767	8,281,661
Flowserve Corp.	191,938	5,474,072
Fortive Corp.(a)	436,719	29,548,407
IDEX Corp.	48,366	7,643,763
Illinois Tool Works Inc.	165,176	28,881,024
Ingersoll Rand Inc.(a)(b)	136,817	3,847,294
Otis Worldwide Corp.	282,383	16,056,297
Parker-Hannifin Corp.	84,877	15,555,408
Pentair PLC	242,432	9,209,992
Snap-on Inc.	79,290	10,982,458
Stanley Black & Decker Inc.	227,083	31,650,828
Westinghouse Air Brake Technologies Corp.(a)	264,939	15,252,538
Xylem Inc./NY	108,175	7,027,048

		274,392,202

Media — 1.4%
Comcast Corp., Class A	2,952,647	115,094,180
Discovery Inc., Class A(a)(b)	238,992	5,042,731
Discovery Inc., Class C, NVS(b)	466,876	8,992,032
DISH Network Corp., Class A(a)(b)	379,508	13,096,821
Fox Corp., Class A, NVS(a)	503,826	13,512,613
Fox Corp., Class B(b)	232,480	6,239,763
Interpublic Group of Companies Inc. (The)	576,935	9,900,205
News Corp., Class A, NVS	569,626	6,755,764
News Corp., Class B	178,584	2,134,079
Omnicom Group Inc.	316,248	17,267,141
ViacomCBS Inc., Class B, NVS	798,110	18,611,925

		216,647,254

Metals & Mining — 0.7%
Freeport-McMoRan Inc.	957,785	11,081,572
Newmont Corp.	1,183,536	73,071,513
Nucor Corp.	445,877	18,463,767

		102,616,852

Multi-Utilities — 2.3%
Ameren Corp.	364,374	25,637,355
CenterPoint Energy Inc.	803,899	15,008,794
CMS Energy Corp.	421,540	24,626,367
Consolidated Edison Inc.	492,393	35,417,828
Dominion Energy Inc.	1,236,488	100,378,096
DTE Energy Co.	284,265	30,558,487
NiSource Inc.	564,953	12,847,031
Public Service Enterprise Group Inc.	745,192	36,633,639
Sempra Energy	237,451	27,836,381
WEC Energy Group Inc.	464,952	40,753,043

		349,697,021

Multiline Retail — 0.4%
Dollar Tree Inc.(b)	350,119	32,449,029
Kohl’s Corp.	236,246	4,906,830

Security	Shares	Value

Multiline Retail (continued)
Target Corp.	265,540	$31,846,212

		69,202,071

Oil, Gas & Consumable Fuels — 5.4%
Apache Corp.	209,290	2,825,415
Cabot Oil & Gas Corp.	213,060	3,660,371
Chevron Corp.	2,750,662	245,441,570
Concho Resources Inc.(a)	290,300	14,950,450
Devon Energy Corp.	555,148	6,295,378
Diamondback Energy Inc.	231,777	9,692,914
EOG Resources Inc.	429,505	21,758,723
Exxon Mobil Corp.	6,229,516	278,583,956
HollyFrontier Corp.	217,714	6,357,249
Kinder Morgan Inc./DE	2,870,331	43,542,921
Marathon Oil Corp.	1,148,484	7,028,722
Marathon Petroleum Corp.	959,679	35,872,801
Noble Energy Inc.	716,839	6,422,877
Occidental Petroleum Corp.(a)	1,328,282	24,307,561
ONEOK Inc.	648,084	21,529,350
Phillips 66	322,234	23,168,625
Pioneer Natural Resources Co.	92,240	9,011,848
Valero Energy Corp.	600,673	35,331,586
Williams Companies Inc. (The)	1,790,488	34,055,082

		829,837,399

Personal Products — 0.0%
Coty Inc., Class A	229,734	1,026,911

Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	1,499,169	88,151,137
Eli Lilly & Co.	558,361	91,671,709
Johnson & Johnson	2,251,334	316,605,100
Merck & Co. Inc.	1,673,466	129,409,126
Mylan NV(b)	758,451	12,195,892
Perrigo Co. PLC	202,540	11,194,386
Pfizer Inc.	8,184,060	267,618,762

		916,846,112

Professional Services — 0.3%
Equifax Inc.(a)	71,660	12,316,921
IHS Markit Ltd.	158,774	11,987,437
Nielsen Holdings PLC	521,557	7,750,337
Robert Half International Inc.	168,142	8,882,942
Verisk Analytics Inc.	73,858	12,570,631

		53,508,268

Road & Rail — 0.9%
CSX Corp.	564,848	39,392,499
JB Hunt Transport Services Inc.(a)	50,692	6,100,275
Norfolk Southern Corp.	173,917	30,534,608
Union Pacific Corp.	379,639	64,185,566

		140,212,948

Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	2,682,360	160,485,599
Maxim Integrated Products Inc.	219,786	13,321,229
Skyworks Solutions Inc.	103,017	13,171,754
Texas Instruments Inc.	513,486	65,197,317
Xilinx Inc.	136,368	13,417,248

		265,593,147

Software — 0.6%
Citrix Systems Inc.	82,206	12,159,089
NortonLifeLock Inc.	301,330	5,975,374

4

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Oracle Corp.	1,227,677	$67,853,708

		85,988,171

Specialty Retail — 1.5%
Advance Auto Parts Inc.(a)	101,982	14,527,336
Best Buy Co. Inc.	335,477	29,277,078
Gap Inc. (The)	312,109	3,938,815
Home Depot Inc. (The)	459,494	115,107,842
L Brands Inc.	339,812	5,086,986
Lowe’s Companies Inc.	378,851	51,190,347
Tractor Supply Co.	86,619	11,415,518
Ulta Beauty Inc.(a)(b)	36,990	7,524,506

		238,068,428

Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.	1,895,097	18,439,294
HP Inc.	2,110,359	36,783,558
NetApp Inc.	175,055	7,767,190
Seagate Technology PLC	132,566	6,417,520
Western Digital Corp.	442,309	19,527,942

		88,935,504

Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands Inc.	513,634	5,798,928
Nike Inc., Class B(a)	602,413	59,066,595
PVH Corp.	104,420	5,017,381
Ralph Lauren Corp.	70,508	5,113,240
Tapestry Inc.	403,811	5,362,610
Under Armour Inc., Class A(a)(b)	275,989	2,688,133
Under Armour Inc., Class C, NVS(a)(b)	285,384	2,522,794
VF Corp.	221,172	13,478,222

		99,047,903

Tobacco — 1.0%
Altria Group Inc.	1,669,193	65,515,825
Philip Morris International Inc.	1,284,727	90,007,974

		155,523,799

Trading Companies & Distributors — 0.2%
Fastenal Co.	252,399	10,812,773
WW Grainger Inc.	63,810	20,046,550

		30,859,323

Security	Shares	Value

Water Utilities — 0.1%
American Water Works Co. Inc.	133,580	$17,186,403

Wireless Telecommunication Services — 0.6%
T-Mobile U.S. Inc.(b)	839,250	87,407,887

Total Common Stocks — 99.7% (Cost: $16,698,288,975)		15,342,656,896

Rights

Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc., (Expires 07/27/20)(b)	566,856	95,232

Total Rights — 0.0% (Cost: $209,737)		95,232

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	109,639,182	109,781,713
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	19,210,000	19,210,000

		128,991,713

Total Short-Term Investments — 0.9% (Cost: $128,766,643)		128,991,713

Total Investments in Securities — 100.6% (Cost: $16,827,265,355)		15,471,743,841

Other Assets, Less Liabilities — (0.6)%		(88,094,289)

Net Assets — 100.0%		$15,383,649,552

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased	Shares Sold		Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	129,309,488	—	(19,670,306	)(b)	109,639,182	$109,781,713	$509,207	(c)	$126,106		$154,860
BlackRock Cash Funds: Treasury, SL Agency Shares	21,602,000	—	(2,392,000	)(b)	19,210,000	19,210,000	12,292		—		—
BlackRock Inc.	87,344	35,921	(11,988)		111,277	60,544,703	409,424		1,391,039		8,696,276

						$189,536,416	$930,923		$1,517,145		$8,851,136

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

5

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® S&P 500 Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	247	09/18/20	$38,164	$384,088

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$15,342,656,896	$—	$—	$15,342,656,896
Rights	95,232	—	—	95,232
Money Market Funds	128,991,713	—	—	128,991,713

	$15,471,743,841	$—	$—	$15,471,743,841

Derivative financial instruments(a)
Assets
Futures Contracts	$384,088	$—	$—	$384,088

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

6